Stock Compensation (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,058,000	$ 0	$ 3,274,000	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2,100,000		3,300,000
Unrecorded compensation expense	$ 17,500,000		$ 17,500,000